Operating leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Property Lease	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Leases, operating [Abstract]
Number of lease for which construction not started | Lease	1
Other information related to leases [Abstract]
Operating lease cost	$ 8,044	$ 7,808	$ 7,988
Variable lease cost	2,029	1,968	2,000
Total Lease costs	10,073	9,776	$ 9,988
Cash paid for amounts included in the measurement of lease liabilities [Abstract]
Operating cash flows from operating leases	8,042	7,839
Right-of-use assets obtained in exchange for lease obligations:	$ 2,548	$ 57,464
Weighted average remaining lease term (years)	9 years	9 years 4 months 24 days
Weighted average discount rate	3.20%	3.30%
Future minimum lease payments under non-cancellable leases [Abstract]
2020/2021	$ 8,172	$ 8,039
2021/2022	7,719	8,033
2022/2023	7,413	7,533
2023/2024	7,288	7,227
2024/2025	6,914	7,100
Thereafter	23,620	28,361
Total lease payments	61,126	66,293
Less: Interest	8,342	9,740
Present value of lease liabilities	52,784	56,553
Operating lease right-of-use assets	47,885	$ 51,475
Director [Member]
Future minimum lease payments under non-cancellable leases [Abstract]
Total lease payments	4,700
Less: Interest	$ 665
Number of commercial properties | Property	6
Minimum [Member]
Leases, operating [Abstract]
Operating lease expiration term	8 months
Maximum [Member]
Leases, operating [Abstract]
Operating lease expiration term	23 years 9 months 18 days